Net Loss Per Share- Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss attributable to common stockholders	$ (38,807)	$ (54,573)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	30,040,703	28,244,825
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	30,040,703	28,244,825
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (1.29)	$ (1.93)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1.29)	$ (1.93)